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PROSPECTUS SUPPLEMENT
dated August 16, 1999 to:
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THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 1998

PUTNAM HIGH YIELD TRUST
Prospectuses dated December 30, 1998

PUTNAM HIGH YIELD TRUST II
Prospectus dated December 30, 1998, as revised June 30, 1999

PUTNAM BALANCED FUND
Prospectus dated January 30, 1999

PUTNAM BALANCED RETIREMENT FUND
PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
PUTNAM INCOME FUND
Prospectuses dated February 28, 1999

In the section entitled "What are the fund's main investment strategies and related risks?" the following sentence has been added to the end of the second (the first for Putnam High Yield Trust) paragraph under the heading "Credit risk" or "Credit risk & lower-rated investments":

   To the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency.